LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES - Schedule of Discounted Liabilities for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying Amount of Policy and Contract Claims	$ 279	$ 260
Aggregate Amount of Discount	22	21
Interest Accretion	2	0	$ 0
Discounts rates applicable for unpaid claims			0.00%
Casualty
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying Amount of Policy and Contract Claims	197	183
Aggregate Amount of Discount	17	16
Interest Accretion	$ 2	$ 0	$ 0
Specialty
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Discounts rates applicable for unpaid claims	2.00%	2.00%
Run-off and Other
Short-Duration Insurance Contracts, Discounted Liabilities [Line Items]
Carrying Amount of Policy and Contract Claims	$ 82	$ 77
Aggregate Amount of Discount	5	5
Interest Accretion	$ 0	$ 0	$ 0
Discounts rates applicable for unpaid claims	4.00%	4.00%